Contract Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Contract liabilities [abstract]
Disclosure of detailed information about contract liabilities [Table Text Block]
	September 30, 2024	September 30, 2023

Balance, beginning of fiscal year	$120,970	$47,271
Amounts invoiced and revenue deferred	108,573	120,970
Recognition of deferred revenue included in the balance at the beginning of period	(108,972)	(47,271)
Balance, end of fiscal year	$120,571	$120,970